CUSTOMERS' REFUNDABLE FEES (Schedule of customers' refundable fees (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Customers' Refundable Fees [Line Items]
Balance at beginning of year	$ 53,066	$ 18,449
Revenue recognized in earnings during the year	(229,985)	(188,102)
Remitted and payable to sales and marketing agents during the year	(98,085)	(42,460)
Refunds paid during the year	(158,022)	(111,272)
Foreign currency translation adjustments	(4,323)	20,150	1,378
Balance at end of year	42,392	53,066	18,449
Customer [Member]
Customers' Refundable Fees [Line Items]
Cash received	475,590	375,363
Foreign currency translation adjustments [Member]
Customers' Refundable Fees [Line Items]
Foreign currency translation adjustments	$ (172)	$ 1,088